ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Net Income (Loss) Attributable to Parent		$ 8,611,637	$ 7,292,922	$ 6,594,442
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation		3,514,246	1,487,388	$ 7,246,896
Retained Earnings (Accumulated Deficit)	[1]	$ 37,112,711	$ 28,501,074

[1]	The consolidated financial statements have been adjusted to reflect the 1-for-20 reverse share split effective January 13, 2026.